UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07359
HYPERION STRATEGIC BOND FUND, INC.
(Exact name of registrant as specified in charter)
ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
NEW YORK, NEW YORK 10006-1404
(Address of principal executive offices) (Zip code)
JOHN H. DOLAN, PRESIDENT
HYPERION STRATEGIC BOND FUND, INC.
ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
NEW YORK, NEW YORK, 10006-1404
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1 (800) Hyperion
Date of fiscal year end: July 31
Date of reporting period: January 31, 2006

Item 1. Reports to Shareholders.

HYPERION
STRATEGIC BOND
FUND, INC.
Semi-Annual Report
January 31, 2006

HYPERION STRATEGIC BOND FUND, INC.
Portfolio Composition (Unaudited)

The chart that follows shows the allocation of the Fund’s holdings by asset category as of January 31, 2006.

HYPERION STRATEGIC BOND FUND, INC.

Portfolio Of Investments As Of January 31, 2006*

* As a percentage of total investments.

HYPERION STRATEGIC BOND FUND, INC.
Portfolio of Investments – (Unaudited)
January 31, 2006
				Principal
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

ASSET-BACKED SECURITIES – 16.3%
First Franklin Mortgage Loan Trust

Series 2003-FF5, Class B*(d)	6.00/6	.50%	02/25/34	$1,000	$935,624

Series 2004-FFH2, Class B1*(c)	8.03	†	06/25/34	3,000	2,737,857

Series 2004-FF8, Class B4*(c)	8.03	†	10/25/34	1,000	911,147

					4,584,628

Green Tree Financial Corp.

Series 1998-04, Class M1	6.83		03/01/28	2,000	750,000

Series 1998-3, Class M1	6.86		03/01/30	2,000	800,000

Series 1997-7, Class B1	6.99		07/15/29	2,073	259,127

Series 1997-3, Class M1	7.53		03/15/28	2,500	1,550,000

Series 1996-9, Class M1	7.63		01/15/28	2,300	2,001,000

					5,360,127

Long Beach Mortgage Loan Trust

Series 2002-5, Class M4B	6.00		11/25/32	1,607	1,172,837

Series 2005-1, Class B1*(c)	7.78	†	02/25/35	5,000	4,426,450

					5,599,287

Mid-State Trust

Series 2004-1, Class B	8.90		08/15/39	3,065 @	3,095,260

Morgan Hotel B Notes	8.61		05/12/07	8,925	8,925,353
Sail Net Interest Margin Notes

Series 2004-BNC2, Class B*	7.00		12/27/34	1,573	1,522,473

Series 2003-5, Class A*	7.35		06/27/33	45	44,808

Series 2003-3, Class A*	7.75		04/27/33	85	85,507

					1,652,788

Structured Asset Investment Loan Trust

Series 2004-11, Class B*(d)	5.00/5	.50	01/25/35	3,999	3,556,047

Series 2004-4, Class B*(d)	5.00/5	.50	04/25/34	2,858	2,522,185

Series 2003-BC13, Class B*(a)(d)	6.00/6	.50	11/25/33	3,750	3,564,199

Series 2004-3, Class B*(d)	6.00/6	.50	04/25/34	2,500	2,339,077

					11,981,508

Wells Fargo Alternative Loan Trust

Series 2005-1, Class B5	5.50		03/25/35	321	191,651

Series 2005-1, Class B6	5.50		02/25/35	428	109,262

					300,913

Total Asset-Backed Securities

(Cost – $43,750,605)					41,499,864

COMMERCIAL MORTGAGE BACKED SECURITIES – 69.4%

Subordinated Collateralized Mortgage Obligations – 15.3%
ARC Subordinated Participation

Class B-3	6.72	†	02/11/06	2,540	2,540,095

Class B1	7.86		02/11/06	1,270	1,270,048

					3,810,143

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Portfolio of Investments – (Unaudited)
January 31, 2006
				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
Harborview Mortgage Loan Trust

Series 2005-14, Class B4*	5.56%		12/19/35	$3,359		$2,806,778

Series 2005-1, Class B4*(c)	6.23	†	03/19/35	1,167		979,856

Series 2005-1, Class B5*(c)	6.23	†	03/19/35	1,701		1,129,076

Series 2005-1, Class B6*(c)	6.23	†	03/19/35	2,189		437,813

						5,353,523

Pierre Laclede Center B-Participating	7.72	†	03/07/06	15,000		15,000,000

Shidler B-Note Participating	7.10	†	01/09/07	10,000		10,000,000

Wachovia Capital Center	6.30	†	02/01/08	5,000		5,000,000

Total Subordinated Collateralized Mortgage Obligations

(Cost – $39,476,230)						39,163,666

Other Commercial Mortgage Backed Securities – 54.1%
Banc America Commercial Mortgage, Inc.

Series 2004-6, Class A5	4.81		12/10/42	4,000	@	3,871,736

Series 2004-6, Class F*	5.17	†	12/10/42	2,500		2,404,180

Series 2002-PB2, Class K*	6.29		06/11/35	2,000		2,029,900

						8,305,816

Banc America Large Loan, Inc.

Series 2005-BOCA, Class L*	6.17	†	12/15/16	1,698		1,701,600
Bear Stearns Commercial Mortgage Securities

Series 2005-PWR9, Class L*	4.66		09/19/42	5,000		3,800,280

Series 2004-ESA, Class A3*	4.74		05/14/16	3,500	@	3,462,854

Series 2004-T16, Class A6	4.75		02/13/46	5,300	@	5,105,511

Series 2004-PWR6, Class F*	5.44	†	11/11/41	2,250		2,160,349

Series 2004-PWR6, Class G*	5.47	†	11/11/41	1,000		945,640

Series 2005-PWR10, Class K*	5.47		12/11/40	6,113		5,468,280

Series 2004-PWR5, Class F*	5.48	†	07/11/42	3,500		3,376,891

Series 1999-C1, Class J*	5.64		02/14/31	2,390		175,905

Series 1999-C1, Class K*(e)	5.64		02/14/31	1,502		16,073

						24,511,783

Cascades Mezzanine Note	9.84		06/03/08	5,500		5,500,000

Chase Commercial Mortgage Securities Corp. Series 2000-2, Class I*	6.65		07/15/10	643		403,862

Series 2000-2, Class J*	6.65		07/15/10	7,387		4,242,561

						4,646,423

Citigroup/ Deutsche Bank Commercial Mortgage Trust

Series 2005-CA, Class G*	5.23		09/15/20	5,000		4,716,330
Credit Suisse First Boston Mortgage Securities Corp.

Series 2003-C3, Class J*	4.23	†	05/15/38	1,200		1,078,655

Series 2004-C3, Class J*	4.78		07/15/36	275		236,224

Series 2005-C6, Class J*	5.23		12/15/40	5,000		4,396,945

Series 2004-C5, Class F*	5.32	†	11/15/37	3,000		2,866,851

						8,578,675

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Portfolio of Investments – (Unaudited)
January 31, 2006
				Principal
	Interest			Amount		Value
	Rate		Maturity	(000s)		(Note 2)

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
First Horizon Mortgage Trust

Series 2005-FA9, Class B4*	5.50%		12/25/35	$1,068		$716,784

Series 2005-FA9, Class B5*	5.50		12/25/35	1,607		750,245

Series 2005-FA9, Class B6*	5.50		12/25/35	1,149		226,918

						1,693,947

Greenwich Capital Commercial Funding Corp.

Series 2005-GG3, Class G*	5.44	†	08/10/42	5,000	@	4,746,020
JP Morgan Commercial Mortgage Finance Corp.

Series 2003-C1, Class X1*	0.26		01/12/37	57,722		2,187,935

Series 2003-C1, Class K*	5.08		01/12/37	1,625		1,446,765

Series 2003-C1, Class L*	5.08		01/12/37	1,200		966,907

Series 2004-C2, Class A3	5.21	†	05/15/41	5,000	@	4,999,975

Series 2005-CDP5, Class J*	5.33		12/15/44	4,500		4,204,773

Series 2004-PNC1, Class A4	5.37	†	06/12/41	5,000	@	5,059,055

Series 1999-C7, Class F*	6.00		10/15/35	6,000		6,039,000

						24,904,410

LB-UBS Commercial Mortgage Trust

Series 2002-C2, Class V**	0.00		07/15/32	0		0

Series 2005-C1, Class G*	5.16		02/15/40	4,286		4,084,734

Series 2002-C2, Class M*	5.68		07/15/35	900		843,675

Series 2002-C2, Class N*	5.68		07/15/35	1,450		1,325,522

Series 2001-C7, Class J*	5.87		11/15/33	3,662		3,611,283

Series 2001-C7, Class L*	5.87		11/15/33	3,299		2,960,163

						12,825,377

Merrill Lynch Mortgage Trust

Series 2002-MW1, Class J*	5.70		07/12/34	2,295		2,172,201

Series 2002-MW1, Class L*	5.70		07/12/34	512		400,500

						2,572,701

Morgan Stanley Cap I, Inc.

Series 2004-HQ4, Class H*	5.37		12/14/14	1,000		951,167

Series 2005-HQ6, Class J*	5.42		08/13/42	5,000		4,771,365

Series 2004-HQ4, Class G*	5.53	†	04/14/40	1,000		959,386

Series 1998-WF1, Class F*	7.30		03/15/30	5,000		5,138,100

						11,820,018

Mortgage Capital Funding, Inc.

Series 1996-MC1, Class G*	7.15		06/15/06	2,302	@	2,303,592
Salomon Brothers Mortgage Securities VII, Inc.

Series 1999-C1, Class H	7.00	†	05/18/32	6,700		6,928,470

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Portfolio of Investments – (Unaudited)
January 31, 2006
				Principal
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust

Series 2005-C18, Class J*	4.70%		04/15/42	$1,248	$1,057,361

Series 2005-C18, Class K*	4.70		04/15/42	1,665	1,360,771

Series 2005-C18, Class L*	4.70		04/15/42	797	587,045

Series 2005-C18, Class M*	4.70		04/15/42	532	353,482

Series 2005-C18, Class N*	4.70		04/15/42	648	402,950

Series 2002-C2, Class L*	4.94		11/15/34	1,833	1,688,176

Series 2002-C2, Class M*	4.94		11/15/34	1,072	963,915

Series 2002-C2, Class N*	4.94		11/15/34	938	819,662

Series 2002-C2, Class O*	4.94		11/15/34	755	599,974

Series 2002-C2, Class P*	4.94		11/15/34	10,044	2,716,901

Series 2003-C3, Class J*	4.98		02/15/35	2,045	1,931,570

					12,481,807

Total Other Commercial Mortgage Backed Securities

(Cost – $139,022,131)					138,236,969

Total Commercial Mortgage Backed Securities

(Cost – $178,498,361)					177,400,635

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES – 15.2%

Subordinated Collateralized Mortgage Obligations – 15.2%
Citicorp Mortgage Securities, Inc.

Series 2003-4, Class B4	5.00		03/25/18	294	260,350

Series 2003-4, Class B5	5.00		03/25/18	147	115,251

Series 2003-4, Class B6	5.00		03/25/18	295	163,683

Series 2003-5, Class B4	5.34	†	04/25/33	514	445,192

Series 2003-5, Class B5	5.34	†	04/25/33	343	241,890

Series 2003-5, Class B6	5.34	†	04/25/33	515	229,231

Series 2002-11, Class B4*	5.84	†	11/25/32	977	972,323

Series 2002-11, Class B5	5.84	†	11/25/32	488	475,727

Series 2002-11, Class B6*	5.84	†	11/25/32	734	550,163

					3,453,810

G3 Mortgage Reinsurance Ltd. Series 1, Class EH*	24.53	†	05/25/08	2,371	2,614,841

GS Mortgage Securities Corp. II Series 2004-GG2, Class A6	5.40		08/10/38	5,000 @	5,035,510

Residential Finance Limited Partnership Series 2002-A, Class B7	10.12	†	10/10/34	3,328	3,407,117

Residential Funding Mortgage Sec I Series 2003-S6, Class B1	5.00		04/25/18	177	156,765

Series 2003-S6, Class B2	5.00		04/25/18	88	67,972

Series 2003-S6, Class B3	5.00		04/25/18	177	66,135

Series 2005-S9, Class B1*	5.75		12/25/35	916	753,531

Series 2005-S9, Class B2*	5.75		12/25/35	549	344,926

Series 2005-S9, Class B3*	5.75		12/25/35	916	271,181

					1,660,510

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Portfolio of Investments – (Unaudited)
January 31, 2006
				Principal
	Interest			Amount	Value
	Rate		Maturity	(000s)	(Note 2)

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Resix Financial Ltd.

Series 2004-C, Class B7*	7.92%†		09/10/36	$1,963	$1,963,477

Series 2004-A, Class B8*	9.42	†	02/10/36	852	877,464

Series 2003-D, Class B7*	10.17	†	12/10/35	2,892	2,993,153

Series 2005-A, Class B9*	10.17	†	03/10/37	1,359	1,358,930

Series 2003-CB1, Class B8*	11.17	†	06/10/35	1,119	1,163,671

Series 2005-D, Class B9*	12.47	†	12/15/37	2,995	2,995,312

Series 2005-A, Class B10*	12.92	†	03/10/37	1,060	1,059,965

Series 2005-D, Class B10*	13.97	†	12/15/37	1,498	1,497,656

Series 2005-D, Class B11*	15.97	†	12/15/37	1,997	1,996,875

Series 2004-A, Class B11*	18.92	†	02/10/36	974	1,022,288

					16,928,791

Washington Mutual

Series 2005-AR2, Class B11(c)	5.34	†	01/25/45	4,774	3,152,927

Series 2005-AR2, Class B12(c)	5.34	†	01/25/45	4,090	736,140

Series 2003-S3, Class CB5	5.41	†	06/25/33	1,135	915,727

Series 2003-S3, Class CB6	5.41	†	06/25/33	1,135	567,559

					5,372,353

Wells Fargo Mortgage Backed Securities Trust

Series 2005-AR4, Class B6	4.57	†	04/25/35	1,196	394,520

Total Subordinated Collateralized Mortgage Obligations

(Cost – $38,005,000)					38,867,452

Total Non-Agency Residential Mortgage Backed Securities

(Cost – $38,005,000)					38,867,452

		Value
	Shares	(Note 2)

PREFERRED STOCK – 7.2%

Brandywine Realty Trust, Series C, 7.50% (REIT)	34,931	882,008

Capital Automotive, Series B, 8.00% (REIT)	144,264	3,606,600

CBL & Associates Properties, Inc. 7.75% (REIT)	51,628	1,293,798

CBL & Associates Properties, Inc., Series D, 7.38% (REIT)	61,180	1,541,736

Cousins Properties, Inc., Series B, 7.50%	43,759	1,107,103

Health Care, Inc., Series F, 7.63% (REIT)	59,703	1,512,277

Host Marriott Corp., Class E, 8.88% (REIT)	50,000	1,341,000

Istar Financial, Inc., Series F, 7.80% (REIT)	20,000	507,600

Istar Financial, Inc., Series E, 7.88% (REIT)	100,000	2,523,000

Mills Corp., Series G, 7.88% (REIT)	43,346	1,055,475

Strategic Hotel Capital, Inc., Series A, 8.50% (REIT)*	37,154	956,715

Taubman Centers, Inc., Series G, 8.00% (REIT)	53,666	1,357,750

Urstadt Biddle Properties, Inc., Series D, 7.50% (REIT)	23,118	577,950

Total Preferred Stock

(Cost – $18,150,734)		18,263,012

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Portfolio of Investments – (Unaudited)
January 31, 2006
			Principal
	Interest		Amount	Value
	Rate	Maturity	(000s)	(Note 2)

SHORT TERM INVESTMENTS – 1.9%

Federal Home Loan Discount Notes(b)	4.33%	02/02/06	$4,900	$4,899,411

United States Treasury Bill(b)#	0	03/16/06	50	49,753

Total Short Term Investments

(Cost – $4,949,184)				4,949,164

Total Investments – 110.0%

(Cost – $283,353,884)				280,980,127

Liabilities in Excess of Other Assets – (10.0)%				(25,500,119)

NET ASSETS – 100.0%				$255,480,008

@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
*	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
**	—	Acquired in connection with purchase of LB-UBS Commercial Mortgage Trust Series 2002-C2 Classes Q, S, T, and U.
†	—	Variable Rate Security — Interest Rate is in effect as of January 31, 2006.
#	—	Portion or entire principal amount held as collateral for open future contracts (Note 7).
(a)	—	Interest rate and principal amounts are based on the notional amount of the underlying mortgage pools.
(b)	—	Zero Coupon Note — Interest rate represents current yield to maturity.
(c)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.
(d)	—	Security is a “step up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(e)	—	Bond is in default.
REIT	—	Real Estate Investment Trust

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Statement of Assests and Liabilities – (Unaudited)
January 31, 2006

Assets:

Investments in securities, at market (cost $283,353,884) (Note 2)	$280,980,127

Cash	87,675

Cash collateral held for margin requirement on swap contracts	8,690,000

Interest and dividends receivable	1,157,467

Net unrealized appreciation on swap contracts (Note 2)	255,592

Prepaid expenses and other assets	106,230

Receivable for variation margin	9,845

Total assets	291,286,936

Liabilities:

Reverse repurchase agreements (Note 5)	35,511,700

Interest payable for reverse repurchase agreements (Note 5)	72,325

Investment advisory fee payable (Note 3)	105,887

Administration fee payable (Note 3)	24,390

Directors’ fees payable	6,001

Accrued expenses and other liabilities	86,625

Total liabilities	35,806,928

Net Assets (equivalent to $6.96 per share based on 36,731,144 shares issued and outstanding)	$255,480,008

Composition of Net Assets:

Capital stock, at par value ($.001) (Note 6)	$36,731

Additional paid-in capital (Note 6)	251,013,428

Accumulated undistributed net investment income	5,143,389

Accumulated net realized gain	1,459,488

Net unrealized depreciation	(2,173,028)

Net assets applicable to capital stock outstanding	$255,480,008

See notes to financial statements.

YPERION STRATEGIC BOND FUND, INC.
Statement of Operations – (Unaudited)
For the Six Months Ended January 31, 2006

Investment Income (Note 2):

Interest	$11,680,194

Dividends	385,764

12,065,958

Expenses:

Investment advisory fee (Note 3)	516,067

Administration fee (Note 3)	146,942

Insurance	44,530

Legal fees	44,817

Custodian	41,957

Audit and tax service fees	21,010

Reports to shareholders	17,053

Directors’ fees	16,878

Miscellaneous	2,074

Total operating expenses	851,328

Interest expense on reverse repurchase agreements (Note 5)	1,319,061

Total expenses	2,170,389

Less expenses waived by the investment adviser (Note 3)	(77,228)

Net expenses	2,093,161

Net investment income	9,972,797

Realized and Unrealized Gain (Loss) on Investments (Notes 2 and 8):

Net realized gain (loss) on:

Investment transactions	4,520,375

Swap contracts	(280,977)

Futures transactions	(76,491)

Net realized gain on investment transactions, swap contracts and futures transactions	4,162,907

Net change in unrealized appreciation/depreciation on:

Investments	(7,599,418)

Swap contracts	(658,694)

Futures	24,268

Net change in unrealized appreciation/depreciation on investments, short sales, swap contracts and futures	(8,233,844)

Net realized and unrealized gain (loss) on investments, short sales, swap contracts and futures	(4,070,937)

Net increase in net assets resulting from operations	$5,901,860

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Statements of Changes in Net Assets

	For the Six Months
	Ended	For the Year
	January 31, 2006	Ended
	(Unaudited)	July 31, 2005

Increase (Decrease) in Net Assets Resulting from Operations:

Net investment income	$9,972,797	$14,642,881

Net realized gain (loss) on investment transactions, swap contracts and futures	4,162,907	(914,749)

Net change in unrealized appreciation/depreciation on investments, swap contracts and futures	(8,233,844)	2,399,291

Net increase in net assets resulting from operations	5,901,860	16,127,423

Dividends to Shareholders (Note 2):

Net investment income	(4,829,408)	(15,234,447)

Net realized gains	(1,788,670)	(402,488)

Total Dividends	(6,618,078)	(15,636,935)

Capital Stock Transactions (Note 6):

Net Proceeds from sales of shares (10,099,573 and 3,308,019 shares, respectively)	71,000,000	25,007,991

Issued to shareholders in reinvestment of distributions (957,754 and 2,242,519 shares, respectively)	6,618,078	15,636,935

Cost of Fund Shares redeemed (174,263 shares)	—	(1,245,982)

Net increase from capital stock transactions	77,618,078	39,398,944

Total increase in net assets	76,901,860	39,889,432

Net Assets:

Beginning of period	178,578,148	138,688,716

End of period	$255,480,008	$178,578,148

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Statement of Cash Flows – (Unaudited)
For the Six Months Ended January 31, 2006

Increase (Decrease) in Cash:

Cash flows used for operating activities:

Net increase in net assets resulting from operations	$5,901,860

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:

Purchases of long-term portfolio investments and securities sold short	(87,710,589)

Proceeds from disposition of long-term portfolio investments and principal paydowns	55,743,919

Purchases of short-term portfolio investments, net	(3,299,614)

Decrease in net unrealized appreciation on swap contracts	634,903

Decrease in interest and dividend receivable	7,721

Decrease in receivable for investments sold and paydowns	1,916

Increase in prepaid expenses and other assets	(64,741)

Increase/ Decrease in variation margin receivable/payable	(49,219)

Decrease in interest payable for reverse repurchase agreements	(69,097)

Increase in investment advisory fee payable	33,256

Increase in administration fee payable	9,977

Increase in accrued expenses and other liabilities	65,903

Net accretion on investments	(1,742,111)

Unrealized depreciation on investments	8,233,844

Net realized gain on investment transactions	(4,520,375)

Net cash used in operating activities	(26,822,447)

Cash flows provided by financing activities:

Proceeds from shares sold	71,000,000

Net cash paid on reverse repurchase agreements	(36,095,300)

Dividends paid to shareholders, net of reinvestments	—

Net cash provided by financing activities	34,904,700

Net increase in cash	8,082,253

Cash at beginning of year	695,422

Cash at end of period	$8,777,675

Noncash financing activities not included herein consist of reinvestment of dividends of $6,618,078.

Interest payments for the six months ended January 31, 2006 totaled $1,388,158.

Cash at beginning of year includes $489,000 received for margin requirements on swap contracts.

Cash at end of period includes $8,690,000 received for margin requirements on swap contracts.

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Financial Highlights

	For the
	Six Months
	Ended		For the Year Ended
	January 31, 2006
	(Unaudited)		July 31, 2005	July 31, 2004	July 31, 2003*	July 31, 2002	July 31, 2001

Per Share Operating Performance:

Net asset value, beginning of period	$6.96		$6.83	$6.84	$11.14	$10.64	$10.18

Net investment income	0.33		0.65 **	0.76 **	0.76	0.91	0.72

Net realized and unrealized gains (losses) on investments, short sales, futures and swap contracts	(0.14)		0.15	(0.08)	0.28	0.63	0.69

Net increase (decrease) in net asset value resulting from operations	0.19		0.80	0.68	1.04	1.54	1.41

Dividends from net investment income	(0.14)		(0.65)	(0.65)	(1.39)	(0.87)	(0.82)

Dividends from net realized gains	(0.05)		(0.02)	(0.04)	(0.92)	(0.17)	(0.13)

Dividends from returns of capital	—		—	—	(3.03)	0.00	0.00

Total dividends	(0.19)		(0.67)	(0.69)	(5.34)	(1.04)	(0.95)

Net asset value, end of period	$6.96		$6.96	$6.83	$6.84	$11.14	$10.64

Total Investment Return+	2.68%	(1)	11.74%	10.02%	8.98%	15.07%	14.22%

Ratios to Average Net Assets/ Supplementary Data:

Net assets, end of period (000’s)	$255,480		$178,578	$138,689	$98,539	$158,922	$110,770

Operating expenses	0.82%	(2)	0.87%	0.89%	0.77%	0.81%	0.88%

Interest expense	1.28%	(2)	0.72%	0.33%	0.05%	0.00%	0.00%

Total expenses	2.10%	(2)	1.59%	1.22%	0.82%	0.81%	0.88%

Total expenses including fee waiver and excluding interest expense	0.75%	(2)	0.75%	0.75%	0.75%	0.75%	0.75%

Net investment income	9.66%	(2)	9.67%	11.02%	7.75%	9.08%	7.84%

Portfolio turnover rate	22%	(1)	31%	51%	83%	113%	41%

(1)	Not Annualized

(2)	Annualized

*	As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within net investment income, to components of realized and unrealized gain (loss) in the statement of operations. The effect of this reclassification was to reduce the interest expense and total expense ratios and increase the net investment income ratio by 0.12% and increase net investment income per share by $0.01 and decrease net realized and unrealized gains (losses) on investments, and swap contracts per share by $0.01 for the six months ended January 31, 2005. For consistency, similar reclassifications have been made to prior year amounts, resulting in a reduction to the interest expense and total expense ratios and increase to the net investment income ratio of 0.38% and an increase to net investment income per share by $0.03 and a decrease to net realized and unrealized gains (losses) on investments, and swap contracts per share by $0.03 for the year ended July 31, 2004, a reduction to the interest expense and total expense ratios and an increase to the net investment income ratio of 0.02% and an increase to net investment income per share of less than $0.005 and a decrease net realized and unrealized gains (losses) on investments swap contracts per share by less than $0.005 for the fiscal year ended July 31, 2003.

**	Calculated based on the average shares outstanding during the year.

See notes to financial statements.

HYPERION STRATEGIC BOND FUND, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2006

1.     The Fund

The Hyperion Strategic Bond Fund, Inc. (the “Fund”) (formerly Hyperion High-Yield CMBS Fund, Inc.) was incorporated under the laws of the State of Maryland on September 12, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified closed-end management investment company. The Fund has an agreement with its majority shareholder to liquidate the Fund by December 31, 2006, unless the majority shareholder agrees to continue its investment in the Fund.

The Fund’s investment objective is to provide a high total return by investing in securities backed by interests in real estate. No assurance can be given that the Fund’s investment objective will be achieved.

2.     Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund’s Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.

Securities Transactions: Securities transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost basis.

Interest Income: Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized using the effective yield to maturity method. Any paydown gain (loss) on mortgage-backed and asset-backed securities are treated as an adjustment to interest income.

Income Taxes: The Fund intends to qualify and meet the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders: Distributions from net investment income and net realized capital gains (including net short term capital gains), if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatment of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the fund as a whole.

Repurchase Agreements: The Fund regularly invests in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed future date. The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Hyperion Capital Management, Inc. (the “Adviser”) is responsible for determining that the value of these

HYPERION STRATEGIC BOND FUND, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2006

underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Swap agreements: The Fund may enter into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net cash payments on interest rate swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates. See Note 7 for a summary of all open swap agreements as of January 31, 2006.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

Cash Flow Information: Cash, as used in the Statement of Cash Flows, is the amount reported as “Cash” in the Statement of Assets and Liabilities, and does not include short-term investments.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

3.     Investment Advisory Agreements and Affiliated Transactions

Pursuant to a transaction whereby Brascan Financial (U.S.) Corporation purchased all stock ownership of the holding company indirectly owning the Adviser as described in the Proxy Agreement to Stockholders dated April 6, 2005 (the “Transaction”) the Fund entered into a Investment Advisory Agreement (the “New Investment Advisory Agreement”) with the Adviser on April 28, 2005. The Adviser is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Advisory Agreement provides, among other things, that the Adviser will bear all expenses of its employees and overhead incurred in connection with its duties under the New Investment Advisory Agreement, and will pay all salaries of the Fund’s directors and officers who are affiliated persons (as such term is defined in the 1940 Act) of the Adviser. Prior to August 2003, the Fund’s investment adviser was Lend Lease Hyperion Capital Advisers, L.L.C. In August 2003, the Fund’s investment adviser changed to Hyperion Capital Management, Inc., with whom the Fund entered into an Investment Advisory Agreement. The New Investment Advisory Agreement provides that the Fund shall pay the Adviser a monthly fee for its services which are equal to 0.50% of the average weekly asset value of the Fund.

During the six months ended January 31, 2006, the Adviser earned $516,067 in Management fees, of which the Adviser has waived $77,228 of its fee.

HYPERION STRATEGIC BOND FUND, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2006

The Adviser has agreed to either waive or reimburse the ongoing expenses of the Fund to the extent that such expenses exceed 0.75% of average daily net assets per annum.

The Fund has entered into an Administration Agreement with the Adviser. The Adviser entered into a sub-administration agreement with State Street Bank and Trust Company (the “Sub-Administrator”). The Adviser and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Adviser a monthly fee at an annual rate of 0.15% of the Fund’s average weekly net assets. During the six months ended January 31, 2006, the Adviser earned $146,942 in Administration fees. The Adviser is responsible for any fees due the Sub-Administrator.

Certain officers and/or directors of the Fund are officers and/or directors of the Adviser. The Fund does not pay any compensation directly to its officers or directors who are directors, officers or employees of the Adviser or its affiliates. Each other director receives a meeting attendance fee of $1,750 for each meeting of the Board of Directors attended. Directors are reimbursed for travel expenses in connection with attendance at meetings.

4.     Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities and U.S. Government securities, for the six months ended January 31, 2006, were $89,166,874 and $55,663,705, respectively. Purchases and sales of U.S. Government securities, excluding short-term securities, for the period ended January 31, 2006 were $118,929 and $170,000, respectively. For the purposes of this footnote, U.S. Government securities includes securities issued by the Federal Home Loan Mortgage Corporation.

5.     Borrowings

Under reverse repurchase agreements, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its Fundee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

HYPERION STRATEGIC BOND FUND, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2006

At January 31, 2006, the Fund had the following reverse repurchase agreements outstanding:

		Maturity
Face Value	Description	Amount

$4,847,000	Bank of America, 4.52%, dated 01/12/06, maturity date 02/16/06	$4,868,300

2,617,000	Bank of America, 4.82%, dated 01/12/06, maturity date 02/16/06	2,629,264

3,291,000	Bear Stearns, 4.54%, dated 01/18/2006, maturity date 02/17/06	3,303,451

4,920,000	Bear Stearns, 4.54%, dated 01/18/06, maturity date 02/17/06	4,938,614

3,721,000	Bear Stearns, 4.54%, dated 01/18/06, maturity date 02/17/06	3,735,078

2,616,700	Goldman Sachs, 4.635%, dated 01/19/06, maturity date 02/14/06	2,625,459

3,850,400	Goldman Sachs, 4.71%, dated 01/19/06, maturity date 02/14/06	3,863,498

4,852,600	Goldman Sachs, 4.56%, dated 01/19/06, maturity date 02/14/06	4,868,581

4,796,000	JP Morgan Chase, 4.49%, dated 01/10/06, maturity date 02/14/06	4,816,936

$35,511,700

	Maturity Amount, Including Interest Payable	$35,649,181

	Market Value of Assets Sold Under Agreements	$38,277,777

	Weighted Average Interest Rate	4.58%

The average daily balance of reverse repurchase agreements outstanding during the period ended January 31, 2006, was approximately $71,225,451 at a weighted average interest rate of 4.10%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $80,101,951 as of August 2, 2005, which was 30.95% of total assets.

6.     Capital Stock

There are 100 million shares of $0.001 par value common stock authorized. Of the 36,731,144 shares outstanding at January 31, 2006, the Adviser owned 7,018 shares. On October 1, 2004 the Fund purchased 174,263 shares of its common stock to provide liquidity to the Fund’s shareholders since the Fund’s shares are not sold on a secondary market. The value of the purchase shares amounted to $1,245,982.

7.     Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, futures contracts and swap agreements and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the period, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

HYPERION STRATEGIC BOND FUND, INC.
Notes to Financial Statements – (Unaudited)
January 31, 2006

At January 31, 2006, the following swap agreements were outstanding:

	Expiration		Net Unrealized
Notional Amount	Date	Description	Depreciation

$5,000,000	09/11/42	Agreement with Bear Stearns, dated 11/02/05 to pay semi-annually the notional amount multiplied by 2.10% and to receive quarterly the notional amount multiplied by 3 month USD-LIBOR-BBA.	$(209,593)
6,000,000	04/15/42	Agreement with Morgan Stanley Dean Witter, dated 11/02/05 to pay semi-annually the notional amount multiplied by 2.15% and to receive quarterly the notional amount multiplied by 3 month USD-LIBOR-BBA.	(76,008)
8,690,000	06/28/06	Agreement with Wachovia Bank National Association, effective 12/01/05 to receive payments equal to 1 month LIBOR plus 55 basis points multiplied by the current notional amount; and to make payments equal to the current notional amount multiplied by the month to date total return of a basket of securities.	541,194

			$255,593

As of January 31, 2006, the fund had the following short futures contracts outstanding:

Number of			Unrealized
Contracts	Description	Notional Value	Appreciation

250	U.S. Treasury Notes – 10 Year Futures	27,109,375	$9,845

8.     Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.     Change of Independent Registered Public Accounting Firm

Because of doubts regarding the ongoing independence of Schwartz & Hofflich, LLP (“S&H”) from the Fund, the Board of Directors determined not to retain S&H as the Fund’s Independent Auditor. The Audit Committee of the Fund then submitted a recommendation to the Board of Directors to engage Holtz Rubenstein Reminick LLP (“HRR”) as the Fund’s Independent Registered Public Accounting Firm for the fiscal year ended July 31, 2005. During the fiscal years ended July 31, 2004 and 2003, S&H’s audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, during the fiscal years ended July 31, 2004 and 2003 and through August 4, 2005, there were no disagreements between the Fund and S&H on accounting principles or practices, financial statement disclosure or audit scope, which, if not resolved to the satisfaction of S&H, would have caused them to make reference to the disagreement in their reports.

During the two most recent fiscal years and through August 4, 2005, the date the Board of Directors approved HRR as the Fund’s auditor, the Fund did not consult HRR regarding either (1) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements, or (2) any matter that was either the subject of a disagreement or a reportable event, as such terms are defined in Item 304 of Regulation S-K.

The Fund provided S&H with a copy of these disclosures and has requested S&H to furnish the Fund with a letter addressed to the Commission stating whether it agrees with the statements made by the Fund herein and, if not, detailing the particular statements with which it does not agree.

HYPERION STRATEGIC BOND FUND, INC.
Information Concerning Directors and Officer (Unaudited)

The following tables provide the information concerning the directors and officers of the Hyperion Strategic Bond Fund, Inc. (the “Fund”).

	Position(s) Held with		Number of
	Fund and Term of	Principal Occupation(s) During Past 5 Years	Portfolios in Fund
Name, Address	Office and Length of	and	Complex Overseen
and Age	Time Served	Other Directorships Held by Director	by Director

Robert F. Birch c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 69	Director, Member of the Audit Committee Elected since April 2002	Director of several investment companies advised by the Advisor or by its affiliates (1998- Present); President, of New America High Income Fund (1992-Present); Director of Brandywine Funds (3) (2001-Present).	4

Harald R. Hansen c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 74	Director, Member of the Audit Committee Elected since November 2003	Director of other investment company advised by the Advisor or by its affiliates; Director of Crystal River Capital, Inc. (2005-Present); Director of Georgia Commerce Bank (2002-Present); Director of Midtown Alliance (1988-Present); Chairman of the Board of U.S. Disabled Athletes Fund (1991-Present); Trustee and Vice Chairman of the Board of Oglethorpe University (1993-Present); President of the Board of Trustees of Asheville School (1996-Present); Trustee of the Tull Foundation (1996-Present); Member of Advisory Board of Directors of Wachovia Corp. of Georgia (1996- Present).	2

Clifford E. Lai* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 52	Director and Chairman of the Board Elected since November 2003	Managing Partner (2005-Present), President (1998-Present) and Chief Investment Officer (1993-2002) of the Advisor; President and Director of Crystal River Capital, Inc. (2005- Present); President of several investment companies advised by the Advisor (1995- Present); Co-Chairman (2003-2006) and Board of Managers (1995-2006) of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC).	4

Rodman L. Drake c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 62	Director, Member of the Audit Committee Elected since May 2005	Chairman (since 2003) and Director of several investment companies advised by the Advisor or by its affiliates (1989-Present); Director of Crystal River Capital, Inc. (2005-Present); Director of Student Loan Corporation (“STU”) (2005-Present); General Partner of Resource Capital Fund I, II & III CIP L.P. (1998-Present); Co-founder, Baringo Capital LLC (2002-Present); Director of Jackson Hewitt Tax Service Inc. (“JTX”) (2004-Present); Director of Animal Medical Center (2002-Present); Director and/or Lead Director of Parsons Brinckerhoff, Inc. (1995-Present); Trustee of Excelsior Funds (1994-Present).	4

*	Interested person as defined in the 1940 Act, as amended (the “1940 Act”), because of affiliations with Hyperion Capital Management, Inc., the Fund’s Advisor.

HYPERION STRATEGIC BOND FUND, INC.
Information Concerning Directors and Officer (Unaudited)

Officers of the Fund

	Position(s)	Term of Office and	Principal Occupation(s)
Name, Address and Age	Held with Fund	Length of Time Served	During Past 5 Years

John Dolan* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 52	President	Elected since September 2003	Managing Partner (2005-Present), Chief Investment Strategist (1998-Present) and Chief Investment Officer (2002-Present) of the Advisor; Chief Investment Officer of Crystal River Capital, Inc. (2005-Present).

Thomas F. Doodian* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 46	Treasurer	Elected since December 1999	Managing Director, Chief Operating Officer (1998-Present) and Director of Finance and Operations of the Advisor (1995-Present); Treasurer of several investment companies advised by the Advisor (1996-Present).

Daniel S. Kim* c/o Three World Financial Center, 200 Vesey Street, 10th floor, New York, New York 10281-1010 Age 38	Chief Compliance Officer (“CCO”) & Secretary	Elected CCO since September 2004; and Secretary since January 2005	Director, General Counsel and CCO (September 2004-Present), and Secretary (January 2005- Present) of the Advisor; Assistant Secretary of Crystal River Capital, Inc. (2005-Present); CCO (September 2004-Present), and Secretary (January 2005-Present) of several investment companies advised by the Advisor; General Counsel and CCO (2004-2006) and Secretary (2005-2006) of Hyperion GMAC Capital Advisors, LLC; Vice President, Asst. General Counsel and CCO (May 2001-August 2004) of Oak Hill Capital Management, Inc.; Asst. General Counsel (May 2001-August 2004) of Oak Hill Advisors, LP; Lawyer (January 2001-April 2001) at Arkin Kaplan LLP.

*	Interested person as defined in the 1940 Act, as amended (the “1940 Act”), because of affiliations with Hyperion Capital Management, Inc., the Fund’s Advisor.

The Fund’s Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.

HYPERION STRATEGIC BOND FUND, INC.
Information Concerning Directors and Officer (Unaudited)

The following tables provide the information concerning the directors and officers of the Hyperion Strategic Bond Fund, Inc. (the “Fund”).

Quarterly Portfolio Schedule: The Fund will file Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year. The Fund’s Form N-Q will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling 1-800-HYPERION or on the Fund’s website at http://www.hyperioncapital.com.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-497-3746 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Proxy Voting Record

The Fund has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling 1-800-497-3746 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Officers & Directors

John H. Dolan
President

Clifford E. Lai
Director and Chairman of the Board

Robert F. Birch*
Director

Harald R. Hansen*
Director

Rodman L. Drake*
Director

Thomas F. Doodian
Treasurer

Daniel S. Kim
Secretary and CCO

* Audit Committee Members

The accompanying financial statements as of January 31, 2006 were not audited and, accordingly, no opinion is expressed on them.
This Report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund Shares.

Hyperion Strategic Bond Fund, Inc.

One Liberty Plaza
165 Broadway, 36th Floor
New York, NY 10006-1404

Item 2. Code of Ethics.
     Not Applicable.
Item 3. Audit Committee Financial Expert.
     Not Applicable.
Item 4. Principal Accountant Fees and Services.
     Not Applicable.
Item 5. Audit Committee of Listed Registrants.
     Not Applicable.
Item 6. Schedule of Investments.
See Item 1.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not Applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     Not Applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not Applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
     Not Applicable.
Item 11. Controls and Procedures.
     (a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.
     (b) As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
     (a) (1) None.
     (2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.
     (3) None.
     (b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
     HYPERION STRATEGIC BOND FUND, INC.
By: /s/ John H. Dolan
John H. Dolan Principal Executive Officer
Date: March 31, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By: /s/ John H. Dolan
John H. Dolan Principal Executive Officer
Date: March 31, 2006
By: /s/ Thomas F. Doodian
Thomas F. Doodian Treasurer and Principal Financial Officer
Date: March 31, 2006